Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Current:
PRC	$ 127,313	$ 142,992	$ 103,031
Deferred:
PRC	(43,725)	(8,630)	(17,317)
Total provision for income taxes	$ 83,588	$ 134,362	$ 85,714